Segment Information (Details) - Schedule of consolidated operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Underwriting revenues
Gross written premiums	$ 545,582	$ 467,273	$ 349,292
Reinsurer’s share of insurance premiums	(162,973)	(128,863)	(97,139)
Net written premiums	382,609	338,410	252,153
Net change in unearned premiums	(37,411)	(54,894)	(36,609)
Net premiums earned	345,198	283,516	215,544
Underwriting deductions
Net policy acquisition expenses	(63,166)	(54,490)	(45,436)
Net claims and claim adjustment expenses	(176,192)	(151,672)	(118,063)
Net underwriting results	105,840	77,354	52,045
General and administrative expenses	(58,946)	(46,923)	(39,266)
Net investment income	16,034	9,967	13,374
Share of loss from associates	(7,248)	(1,479)	(376)
Impairment loss on insurance receivables	(5,181)	(2,861)	(629)
Other revenues	1,844	372	1,428
Other expenses	(2,693)	(1,892)	(2,195)
Listing related expenses		(3,366)	(4,832)
Change in fair value of derivative financial liability	690	(4,418)
Gain (Loss) on foreign exchange	(4,897)	2,572	5,704
Profit (loss) before tax	45,443	29,326	25,253
Income tax	(1,747)	(2,075)	(1,688)
Profit for the year	43,696	27,251	23,565
Specialty Long Tail [Member]
Underwriting revenues
Gross written premiums	239,531	210,477	150,975
Reinsurer’s share of insurance premiums	(61,808)	(37,182)	(21,970)
Net written premiums	177,723	173,295	129,005
Net change in unearned premiums	(10,209)	(31,880)	(30,753)
Net premiums earned	167,514	141,415	98,252
Underwriting deductions
Net policy acquisition expenses	(30,498)	(27,079)	(21,907)
Net claims and claim adjustment expenses	(86,196)	(88,776)	(61,667)
Net underwriting results	50,820	25,560	14,678
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (Loss) on foreign exchange
Profit (loss) before tax	50,820	25,560	14,678
Income tax
Profit for the year	50,820	25,560	14,678
Specialty Short Tail [Member]
Underwriting revenues
Gross written premiums	282,037	237,478	180,331
Reinsurer’s share of insurance premiums	(101,165)	(91,681)	(75,169)
Net written premiums	180,872	145,797	105,162
Net change in unearned premiums	(26,865)	(22,588)	(5,609)
Net premiums earned	154,007	123,209	99,553
Underwriting deductions
Net policy acquisition expenses	(28,766)	(24,316)	(20,533)
Net claims and claim adjustment expenses	(72,599)	(56,614)	(41,858)
Net underwriting results	52,642	42,279	37,162
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (Loss) on foreign exchange
Profit (loss) before tax	52,642	42,279	37,162
Income tax
Profit for the year	52,642	42,279	37,162
Reinsurance [Member]
Underwriting revenues
Gross written premiums	24,014	19,318	17,986
Reinsurer’s share of insurance premiums
Net written premiums	24,014	19,318	17,986
Net change in unearned premiums	(337)	(426)	(247)
Net premiums earned	23,677	18,892	17,739
Underwriting deductions
Net policy acquisition expenses	(3,902)	(3,095)	(2,996)
Net claims and claim adjustment expenses	(17,397)	(6,282)	(14,538)
Net underwriting results	2,378	9,515	205
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (Loss) on foreign exchange
Profit (loss) before tax	2,378	9,515	205
Income tax
Profit for the year	2,378	9,515	205
Sub Total [Member]
Underwriting revenues
Gross written premiums	545,582	467,273	349,292
Reinsurer’s share of insurance premiums	(162,973)	(128,863)	(97,139)
Net written premiums	382,609	338,410	252,153
Net change in unearned premiums	(37,411)	(54,894)	(36,609)
Net premiums earned	345,198	283,516	215,544
Underwriting deductions
Net policy acquisition expenses	(63,166)	(54,490)	(45,436)
Net claims and claim adjustment expenses	(176,192)	(151,672)	(118,063)
Net underwriting results	105,840	77,354	52,045
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related expenses
Change in fair value of derivative financial liability
Gain (Loss) on foreign exchange
Profit (loss) before tax	105,840	77,354	52,045
Income tax
Profit for the year	105,840	77,354	52,045
Corporate and Other [Member]
Underwriting revenues
Gross written premiums
Reinsurer’s share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net claims and claim adjustment expenses
Net underwriting results
General and administrative expenses	(58,946)	(46,923)	(39,266)
Net investment income	16,034	9,967	13,374
Share of loss from associates	(7,248)	(1,479)	(376)
Impairment loss on insurance receivables	(5,181)	(2,861)	(629)
Other revenues	1,844	372	1,428
Other expenses	(2,693)	(1,892)	(2,195)
Listing related expenses		(3,366)	(4,832)
Change in fair value of derivative financial liability	690	(4,418)
Gain (Loss) on foreign exchange	(4,897)	2,572	5,704
Profit (loss) before tax	(60,397)	(48,028)	(26,792)
Income tax	(1,747)	(2,075)	(1,688)
Profit for the year	$ (62,144)	$ (50,103)	$ (28,480)